Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
ADM 401(k) and Employee Stock Ownership Plan for Salaried Employees

EIN: 41-0129150

Plan 029

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

December 31, 2025

Identity of Issuer, Borrower, Lessor, or Similar Party	Description	Current Value

Participant loans*	Loans, interest rates from 4.25% to 9.50%	$27,958,191
* Parties in interest.

EBP 030
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
ADM 401(k) and Employee Stock Ownership Plan for Hourly Employees

EIN: 41-0129150

Plan 030

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

December 31, 2025

Identity of Issuer, Borrower, Lessor, or Similar Party	Description	Current Value

Participant loans*	Loans, interest rates from 3.25% to 9.50%	$32,103,663
* Parties in interest.